Debt - Revolving Credit Facilities (Details) - Revolving Credit Facility - Line of Credit - USD ($)	Feb. 21, 2025	Mar. 28, 2025
Debt Instrument [Line Items]
Variable interest rate	0.10%
Commitment fee percentage	0.30%
Debt issuance costs	$ 8,000,000
Letters of credit outstanding		$ 0
Available borrowing capacity		$ 1,500,000,000
SOFR
Debt Instrument [Line Items]
Variable interest rate	2.00%
Base Rate
Debt Instrument [Line Items]
Variable interest rate	1.00%